Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables
Schedule of trade and receivables

	December 31,	December 31,
(in thousands of Russian Roubles)	2020	2019
Trade receivables	61,028	52,462
Taxes receivable	2,955	2,647
Receivables from shareholders	50	—
Other receivables	5,087	2,799
Total trade and other receivables	69,120	57,908